COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Oct. 31, 2016
Exercise price			$ 8.25
Investor Warrants [Member]
Exercise price	$ 9.00	$ 9.00
Number	226,671	226,671
Expiration Date	September 12, 2019	September 12, 2019
Placement Agent Unit Warrants [Member]
Exercise price	$ 9.00	$ 9.00
Number	45,334	45,334
Expiration Date	September 12, 2019	September 12, 2019
Warrants underlying Placement Agent Unit Warrants [Member]
Exercise price	$ 9.00	$ 9.00
Number	45,334	45,334
Expiration Date	September 12, 2019	September 12, 2019
Placement Agent Share Warrants [Member]
Exercise price	$ 9.00	$ 9.00
Number	66,667	66,667
Expiration Date	September 12, 2019	September 12, 2019
Investor Warrants One [Member]
Exercise price	$ 9.00	$ 9.00
Number	143,025	143,025
Expiration Date	March 19, 2020 - June 26, 2020	March 19, 2020 - June 26, 2020
Investor Warrants Two [Member]
Exercise price	$ 9.00	$ 9.00
Number	59,444	59,444
Expiration Date	July 2, 2020 - September 14, 2020	July 2, 2020 - September 14, 2020
Investor Warrants Three [Member]
Exercise price	$ 9.00	$ 9.00
Number	38,889	38,889
Expiration Date	November 5, 2020 - November 20, 2020	November 5, 2020 - November 20, 2020
Investor Warrants Four [Member]
Exercise price	$ 9.00	$ 9.00
Number	142,222	142,222
Expiration Date	January 7, 2021 - March 21, 2021	January 7, 2021 - March 21, 2021
Investor Warrants Five [Member]
Exercise price	$ 9.00	$ 9.00
Number	126,667	126,667
Expiration Date	April 15, 2021 - April 25, 2021	April 15, 2021 - April 25, 2021
LMB Warrants One [Member]
Exercise price	$ 6.15	$ 6.15
Number	90,151	1,352,266
Expiration Date	June 12, 2019 - March 2, 2021	June 12, 2019 - March 2, 2021
LMB Warrants Two [Member]
Exercise price	$ 9.90	$ 9.90
Number	8,155	8,155
Expiration Date	September 30, 2019 - January 8, 2020	September 30, 2019 - January 8, 2020
LMB Warrants Three [Member]
Exercise price	$ 20.70	$ 20.70
Number	17,721	17,721
Expiration Date	November 3, 2019 - March 6, 2020	November 3, 2019 - March 6, 2020
LMB Warrants Four [Member]
Exercise price	$ 7.50	$ 7.50
Number	73,883	73,883
Expiration Date	August 18, 2020 - March 14, 2021	August 18, 2020 - March 14, 2021
LMB Warrants Five [Member]
Exercise price	$ 13.65	$ 13.65
Number	53,110	53,110
Expiration Date	March 24, 2022 - April 29, 2022	March 24, 2022 - April 29, 2022
Financial Advisor Warrants [Member]
Exercise price	$ 3.00	$ 3.00
Number	66,667	66,667
Expiration Date	August 15, 2021	August 15, 2021
Warrant [Member]
Number	1,344,759	1,203,940
Offering Warrants 2016 [Member]
Exercise price	$ 8.25
Number	128,017
Expiration Date	November 23, 2021 - February 27, 2022
Offering Placement Agent Warrants 2016 [Member]
Exercise price	$ 8.25
Number	12,802
Expiration Date	November 23, 2021 - February 27, 2022